Loan and lease operations (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Commitments released	R$ 47,758	R$ 47,539
Amortized cost of financial assets	1,912,804	1,686,225
Effect on profit loss	23	23
Gross carrying amount of financial assets	266	384
Expected credit loss	988	887
Loan commitments	3,940	3,311
Allowance for loan losses net	424	219
Stages 2 and 3 [Member]
IfrsStatementLineItems [Line Items]
Amortized cost of financial assets	1,885	1,641
Financial Guarantees Pledged [Member]
IfrsStatementLineItems [Line Items]
Commitments released	988	887
Loan commitments [member]
IfrsStatementLineItems [Line Items]
Commitments released	R$ 3,940	R$ 3,311